Supplement Dated May 12, 2014
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Interest Rate Opportunities Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.28%
Total Annual Fund Operating Expenses	1.55%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Interest Rate Opportunities Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$158	$490	$845	$1,845

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Multi-Strategy Income Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.06%
Total Annual Fund Operating Expenses	1.33%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Multi-Strategy Income Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$135	$421	$729	$1,601

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.16%
Total Annual Fund Operating Expenses	1.43%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$146	$452	$782	$1,713

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.64%
Total Annual Fund Operating Expenses	1.91%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$194	$600	$1,032	$2,233

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.59%
Total Annual Fund Operating Expenses	1.86%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$189	$585	$1,006	$2,180

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.13%
Total Annual Fund Operating Expenses	1.40%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$143	$443	$766	$1,680

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Moderate Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.24%
Total Annual Fund Operating Expenses	1.51%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Moderate Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$154	$477	$824	$1,802

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.31%
Total Annual Fund Operating Expenses	1.58%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$161	$499	$860	$1,878

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses1	0.12%
Acquired Fund Fees and Expenses2	1.16%
Total Annual Fund Operating Expenses	1.43%

1  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$146	$452	$782	$1,713

This supplement is dated May 12, 2014.